Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) - Earnings per Common Share (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings per Common Share [Abstract]
Net income available to common shareholders (in Dollars)	$ 4,445,187	$ 867,298	$ 2,710,076
Average common shares outstanding	2,733,969	2,715,186	2,675,654
Effect of dilutive securities	79,646	144,743	826
Average diluted shares outstanding	2,813,615	2,859,929	2,676,480
Basic income per common share (in Dollars per share)	$ 1.63	$ 0.32	$ 1.01
Diluted income per common share (in Dollars per share)	$ 1.58	$ 0.30	$ 1.01